Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 78.9	$ 53.0
Charge to income statement	14.5	55.8	$ 29.0
Salares Norte project costs capitalised	0.0	2.3
Payments	(38.2)	(32.0)
Translation adjustment	(4.2)	(0.2)
Balance at end of the year	51.0	78.9	$ 53.0
Current portion of long-term incentive plan	(31.0)	(38.4)
Non-current portion of long-term incentive plan	$ 20.0	$ 40.5
Maturity term	3 years